Taxation - Tax Charge (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	[1]	Dec. 31, 2019
Corporation tax
Current year		£ 35.7	£ 187.4		£ 423.0
Prior years		(1.7)	(19.7)		(63.4)
Corporation tax		34.0	167.7		359.6
Deferred tax
Current year		(6.7)	(46.7)		(78.3)
Prior years		(3.3)	(11.7)		(6.3)
Deferred tax		(10.0)	(58.4)		(84.6)
Tax charge	[2]	£ 24.0	£ 109.3	[3]	£ 275.0

[1]	Figures for the period ended 30 June 2019 figures have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[2]	Figures have been restated as described in the accounting policies.
[3]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.